Accounting policies and statement of compliance - Disclosure of Effect of Changes in Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Abstract]
Average rate (€1 equals to USD)	1.1827	1.1422	1.1195
Closing rate (€1 equals to USD)	1.1326	1.2271	1.1234